Related parties	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related parties	Related parties
The aggregate compensation of the members of the Group’s Board of Directors and to the Chief Executive Officer includes the following:

(In thousands of euros)
COMPENSATION	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Fixed compensation owed	304	322	471
Variable compensation owed	144	193	282
Contributions in-kind	9	9	32
Employer contributions	18	17	—
Attendance fees—Board of Directors	85	103	375
Share-based payments	179	(217)	6,561
Departure indemnities	—	—	1,210
Total	738	427	8,930
As of December 31, 2021 and 2022, the liability related to post-employment defined benefit obligations (corresponding to the legal retirement benefits obligations) for members of the Group’s Board of Directors and Chief Executive Officer amounts to €141 thousand and €149 thousand.
As of December 31, 2023 there was no liability related to post-employment defined benefit obligations for members of the Group’s
Board of Directors and Chief Executive Officer. No other post-employment benefits are granted.
Other arrangements with our Directors and Executive Officers
The Group entered into an intellectual property assignment agreement with CEO Hartmut Ehrlich on July 7, 2021. The purpose of this agreement is to transfer to the Group all the intellectual property rights held by Hartmut Ehrlich on certain patents of which he is a co-
inventor. No compensation has been paid in respect of this transfer.
In connection with Dr. Hartmut Ehrlich’s retirement as CEO, the Group entered into a transition protocol with Dr. Ehrlich in April
2023. Pursuant to the transition protocol, Dr. Ehrlich remained the Group employee on a part-time basis until December 31, 2023 in a capacity as advisor to the new Chief Executive Officer against payment of a total compensation of €100,000, and a departure indemnity equal to  €1,209,825 was stated.
The Group entered into a management contract with CEO Marc de Garidel on April 18, 2023.